SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Financial Assets:
Cash and Cash Equivalents	$ 47,724,000	$ 11,874,000
Financial Liabilities:
Accounts Payable and Accrued Liabilities	54,250,000	57,139,000
Due to Related Party	1,477,000	1,477,000
Derivative Liabilities	$ 21,224,000	6,935,000
Medmen Enterprises Inc. [Member]
Financial Assets:
Cash and Cash Equivalents		11,873,256	$ 9,598,736	$ 32,254,404
Restricted Cash		730	1,029
Financial Liabilities:
Accounts Payable and Accrued Liabilities		57,138,783	76,627,718
Notes Payable		170,821,393	166,368,463	$ 86,855,415
Due to Related Party		1,476,921	4,556,815
Derivative Liabilities		6,935,520	546,076
Medmen Enterprises Inc. [Member] | F V T P L [Member]
Financial Assets:
Cash and Cash Equivalents		11,873,256	9,598,736
Restricted Cash		730	1,029
Accounts Receivable
Investments		3,036,791	3,786,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities
Other Liabilities
Notes Payable
Due to Related Party
Derivative Liabilities		6,935,520	546,076
Senior Secured Convertible Credit Facility
Due from Related Party
Acquisition Consideration Related Liabilities			8,951,801
Medmen Enterprises Inc. [Member] | Total [Member]
Financial Assets:
Cash and Cash Equivalents		11,873,256	9,598,736
Restricted Cash		730	1,029
Accounts Receivable		1,027,218	1,245,827
Investments		3,036,791	3,786,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities		57,138,783	76,627,718
Other Liabilities		15,590,388	10,791,392
Notes Payable		191,115,328	168,998,601
Due to Related Party		1,476,921	4,556,815
Derivative Liabilities		6,935,520	546,076
Senior Secured Convertible Credit Facility		170,821,393	166,368,463
Due from Related Party			3,109,718
Acquisition Consideration Related Liabilities			8,951,801
Amortized Cost [Member] | Medmen Enterprises Inc. [Member]
Financial Assets:
Cash and Cash Equivalents
Restricted Cash
Accounts Receivable		1,027,218	1,245,827
Investments
Financial Liabilities:
Accounts Payable and Accrued Liabilities		57,138,783	76,627,718
Other Liabilities		15,590,388	10,791,392
Notes Payable		191,115,328	168,998,601
Due to Related Party		1,476,921	4,556,815
Derivative Liabilities
Senior Secured Convertible Credit Facility		$ 170,821,393	166,368,463
Due from Related Party			3,109,718
Acquisition Consideration Related Liabilities